Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Earnings Per Share [Abstract]
Net income attributable to common NGHC stockholders	$ 26,392	$ 6,410
Weighted average number of common shares outstanding – basic	85,774,057	45,554,570
Potentially dilutive securities:
Share options	1,110,841	929,308
Convertible preferred stock	0	12,295,431
Weighted average number of common shares outstanding – diluted	86,884,898	58,779,309
Basic earnings per share attributable to NGHC common stockholders	$ 0.31	$ 0.14
Diluted earnings per share attributable to NGHC common stockholders	$ 0.30	$ 0.13
Share options excluded from diluted earnings per common share	3,076,653	2,044,447